Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance, shares at Mar. 31, 2013	6,583,150
Beginning balance, amount at Mar. 31, 2013	$ 1,000	$ 144,816,000	$ (137,745,000)	$ (2,991,000)	$ 4,081,000
Issuance of common stock offering, net of commissions, expenses and other offering costs, shares	1,000,620
Issuance of common stock offering, net of commissions, expenses and other offering costs, amount		3,188,000			3,188,000
Fair value of common stock purchase warrants issued with a cash settlement provision		(3,292,000)			(3,292,000)
Reclassification of derivative liability to equity related to the exercise of common stock purchase warrants with a cash settlement provision		1,683,000			1,683,000
Issuance of common stock in connection with the exercise of common stock purchase warrants, shares	449,620
Issuance of common stock in connection with the exercise of common stock purchase warrants, amount		1,295,000			1,295,000
Issuance of common stock in connection with the cashless exercise of common stock purchase warrants, shares	20,774
Issuance of common stock for services, shares	105,981
Issuance of common stock for services, amount		341,000			341,000
Common stock purchase warrants issued to consultants in exchange for services		3,000			3,000
Employee stock-based compensation expense, net of forfeitures		1,107,000			1,107,000
Foreign currency translation adjustment				(78,000)	(78,000)
Net income (loss)			3,735,000		3,735,000
Ending balance, shares at Mar. 31, 2014	8,160,145
Ending balance, amount at Mar. 31, 2014	$ 1,000	149,141,000	(134,010,000)	(3,069,000)	12,063,000
Issuance of common stock offering, net of commissions, expenses and other offering costs, shares	467,934
Issuance of common stock offering, net of commissions, expenses and other offering costs, amount		1,341,000			1,341,000
Issuance of common stock and common stock purchase warrants, net of commissions, expenses and other offering costs, shares	6,384,500
Issuance of common stock and common stock purchase warrants, net of commissions, expenses and other offering costs, value	$ 1,000	5,443,000			5,444,000
Fair value of common stock purchase warrants issued with a cash settlement provision					0
Issuance of common stock for settlement of service fee payables, shares	32,501
Issuance of common stock for settlement of service fee payables, value		76,000			76,000
Employee stock-based compensation expense, net of forfeitures		1,771,000			1,771,000
Foreign currency translation adjustment				(438,000)	(438,000)
Net income (loss)			(8,203,000)		(8,203,000)
Ending balance, shares at Mar. 31, 2015	15,045,080
Ending balance, amount at Mar. 31, 2015	$ 2,000	$ 157,772,000	$ (142,213,000)	$ (3,507,000)	$ 12,054,000